Segment Reporting	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Segment reporting

Note 15 — Segment reporting

For the years ended December 31, 2022 and 2021, the Company’s CODM reviewed the financial information of the business carried out by the Company on a consolidated basis. Therefore, the Company has one operating segment, which is the provision of global trade software application and technology services. The Company operates solely in the PRC and all of the Company’s long-lived assets are located in the PRC.

The following table presents revenues by the service lines:

	For the Years Ended December 31,
	2022	2021	2020
REVENUES:
Application development services*	$3,847,199	$20,323,422	$21,985,214
Consulting and technical support services	2,538,500	4,555,352	3,797,354
Subscription services	758,526	936,913	881,443
Trading revenue	3,338,584	6,277,141	-
Total revenues	$10,482,809	$32,092,828	$26,664,011

*	For the years ended December 31, 2022, 2021 and 2020, certain application development service arrangements included sales of IT equipment. Such revenue of $2,609,531, $14,472,010 and $6,299,982 was included in the application development service revenue for years ended December 31,2022, 2021 and 2020, respectively.